2. Basis of Preparation and Changes to Group's Accounting Policies (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	€ 653
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	653	€ 717
Obligation to third parties		1,400
Lease liabilities		717
IFRS 16 | Building Under Operating Leases [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	638	695
IFRS 16 | Cars Under Operating Leases [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	€ 15	€ 22